Basis of Presentation and General Information - Schedule of Subsidiaries (Details)	Dec. 31, 2024 EUR (€) item subsidiary	Feb. 28, 2022 EUR (€)
Class of Stock [Line Items]
Number of subsidiaries | item	72
Safe Bulker Participations
Class of Stock [Line Items]
Number of subsidiaries | subsidiary	5
Safe Bulker Participations | Unsecured Euro bond, 100 million
Class of Stock [Line Items]
Debt instrument, face amount | €	€ 100,000,000	€ 100,000,000